ACQUISITION OF ILLUME MOBILE (Tables) (ILLUME MOBILE)	9 Months Ended
Sep. 30, 2012
ILLUME MOBILE
Business Acquisition [Line Items]
Schedule of fair value of the assets acquired and liabilities assumed

Assets acquired:
Accounts receivable	$16,270
Other current assets	14,886
Property and equipment	25,592
Intangible assets	630,000
Goodwill	443,801
Total assets	1,130,549

Liabilities assumed:
Accounts payable and other accrued liabilities	38,838
Unearned revenue	36,971
Total liabilities assumed	75,809
Net assets acquired	$1,054,740

Purchase consideration:
Cash paid at closing	$250,000
Shares issued at closing	697,531
Earn out consideration	107,209
Total purchase consideration	$1,054,740

Schedule of fair value of the intangible assets acquired and the estimated useful lives over which they are being amortized
	Fair Value	Estimated Useful life

Software	$310,000	3.5 years
Customer relationships	100,000	3 years
Trade name	130,000	3 years
Covenant not to compete	90,000	2 years

	$630,000